Column Mid Cap Fund
Schedule of Investments
May 31, 2026 (Unaudited)

COMMON STOCKS - 94.9%	Shares	Value
Aerospace & Defense - 4.3%
Arxis, Inc. - Class A (a)	12,855	$ 577,575
ATI, Inc. (a)	3,522	616,913
BWX Technologies, Inc.	16,561	3,243,969
Carpenter Technology Corp.	8,547	4,008,372
Curtiss-Wright Corp.	6,493	4,854,232
General Dynamics Corp.	7,411	2,570,283
HEICO Corp.	585	203,685
HEICO Corp. - Class A	27,088	7,037,733
Hexcel Corp.	50,642	4,547,145
Howmet Aerospace, Inc.	12,301	3,176,733
Huntington Ingalls Industries, Inc.	922	284,133
L3Harris Technologies, Inc.	12,082	3,808,005
Textron, Inc.	28,263	2,593,413
Woodward, Inc.	25,024	8,759,151
		46,281,342

Air Freight & Logistics - 1.0%
CH Robinson Worldwide, Inc.	42,177	7,534,921
Expeditors International of Washington, Inc.	17,741	2,802,901
		10,337,822

Automobile Components - 0.4%
Aptiv PLC (a)	5,242	356,141
Autoliv, Inc.	2,103	267,333
BorgWarner, Inc.	17,357	1,246,580
Cie Generale des Etablissements Michelin SCA	22,946	838,828
Gentex Corp.	71,754	1,733,577
Lear Corp.	1,324	189,491
Versigent PLC (a)	0	0
		4,631,950

Automobiles - 0.1%
Ford Motor Co.	73,829	1,287,578
Rivian Automotive, Inc. - Class A (a)	17,606	286,978
		1,574,556

Banks - 3.0%
BOK Financial Corp.	642	82,202
Citizens Financial Group, Inc.	39,245	2,443,394
Columbia Banking System, Inc.	3,061	90,728
Commerce Bancshares, Inc.	68,002	3,551,064
Cullen/Frost Bankers, Inc.	1,549	209,920
East West Bancorp, Inc.	43,001	5,269,342
Fifth Third Bancorp	42,664	2,130,213
First Citizens BancShares, Inc. - Class A	245	487,675
First Hawaiian, Inc.	41,318	1,114,760
First Horizon Corp.	14,938	361,948
FNB Corp.	9,646	168,612
Huntington Bancshares, Inc.	122,530	2,004,591
KeyCorp	28,121	599,821
M&T Bank Corp.	3,305	714,244
Old National Bancorp	8,019	192,536

Pinnacle Financial Partners, Inc.	4,392	429,274
Popular, Inc.	2,043	303,447
Prosperity Bancshares, Inc.	36,234	2,498,697
Regions Financial Corp.	18,557	519,596
SouthState Bank Corp.	2,008	190,258
Truist Financial Corp.	41,696	2,010,164
US Bancorp	37,687	2,067,132
Webster Financial Corp.	4,761	346,220
Westamerica BanCorp	18,312	1,016,133
Western Alliance Bancorp	3,002	239,109
Wintrust Financial Corp.	21,812	3,276,817
Zions Bancorp NA	4,739	295,950
		32,613,847

Beverages - 0.6%
Brown-Forman Corp. - Class A	820	21,919
Brown-Forman Corp. - Class B	5,775	148,533
Celsius Holdings, Inc. (a)	3,743	124,530
Coca-Cola Consolidated, Inc.	12,909	2,236,613
Coca-Cola Europacific Partners PLC	9,810	889,669
Constellation Brands, Inc. - Class A	3,341	463,798
Heineken NV	15,479	1,208,434
Keurig Dr Pepper, Inc.	21,185	636,185
Molson Coors Beverage Co. - Class B	2,463	97,362
Primo Brands Corp. - Class A	4,536	112,493
		5,939,536

Biotechnology - 0.8%
Arrowhead Pharmaceuticals, Inc. (a)	3,067	238,950
Biogen, Inc. (a)	8,514	1,668,744
BioMarin Pharmaceutical, Inc. (a)	4,394	251,732
Exelixis, Inc. (a)	7,917	399,650
Halozyme Therapeutics, Inc. (a)	14,122	939,678
Incyte Corp. (a)	4,651	449,938
Insmed, Inc. (a)	6,224	665,408
Moderna, Inc. (a)	8,994	424,427
Natera, Inc. (a)	9,097	2,031,997
Neurocrine Biosciences, Inc. (a)	2,846	450,522
Roivant Sciences Ltd. (a)	8,968	268,950
United Therapeutics Corp. (a)	1,109	617,513
Vaxcyte, Inc. (a)	1,124	57,774
		8,465,283

Broadline Retail - 0.4%
Dillard's, Inc. - Class A	115	67,874
eBay, Inc.	34,046	3,720,207
		3,788,081

Building Products - 2.8%
A O Smith Corp.	29,743	1,687,023
AAON, Inc.	118	16,544
Advanced Drainage Systems, Inc.	38,447	5,350,284
Allegion PLC	49,252	6,406,208
Armstrong World Industries, Inc.	844	133,268
Builders FirstSource, Inc. (a)	3,597	274,307
Carlisle Cos., Inc.	3,687	1,271,314
Carrier Global Corp.	1,808	115,477
Daikin Industries Ltd.	9,100	1,315,558

Lennox International, Inc.	8,525	4,280,914
Masco Corp.	88,528	6,219,092
Owens Corning	12,940	1,628,111
Resideo Technologies, Inc. (a)	21,856	683,437
Simpson Manufacturing Co., Inc.	1,344	255,011
UFP Industries, Inc.	9,684	784,404
Zurn Elkay Water Solutions Corp.	3,476	163,372
		30,584,324

Capital Markets - 5.9%
Affiliated Managers Group, Inc.	5,386	1,631,150
Ameriprise Financial, Inc.	10,495	4,677,727
Ares Management Corp. - Class A	7,304	938,564
Bank of New York Mellon Corp.	3,187	444,363
Carlyle Group, Inc.	6,996	317,828
Cboe Global Markets, Inc.	8,644	2,883,293
Evercore, Inc. - Class A	12,722	4,336,421
FactSet Research Systems, Inc.	961	235,897
Franklin Resources, Inc.	7,210	223,654
Hamilton Lane, Inc. - Class A	43,689	3,806,623
Houlihan Lokey, Inc.	61,223	8,672,850
Intercontinental Exchange, Inc.	17,841	2,637,792
Jefferies Financial Group, Inc.	3,834	202,129
LPL Financial Holdings, Inc.	26,029	7,125,959
Morningstar, Inc.	664	120,861
MSCI, Inc.	11,547	7,290,545
Nasdaq, Inc.	12,111	1,120,510
Northern Trust Corp.	20,883	3,455,092
Raymond James Financial, Inc.	31,532	4,522,004
SEI Investments Co.	19,227	1,689,669
State Street Corp.	6,015	936,175
Stifel Financial Corp.	68,776	4,824,636
T Rowe Price Group, Inc.	15,844	1,656,173
Tradeweb Markets, Inc. - Class A	2,645	265,161
		64,015,076

Chemicals - 1.7%
Albemarle Corp.	23,405	4,129,110
Axalta Coating Systems Ltd. (a)	5,600	172,312
CF Industries Holdings, Inc.	19,780	2,222,283
Corteva, Inc.	3,894	304,822
Dow, Inc.	15,327	517,286
DuPont de Nemours, Inc.	8,568	414,862
Eastman Chemical Co.	25,864	1,962,302
Element Solutions, Inc.	45,263	1,920,509
International Flavors & Fragrances, Inc.	5,416	411,887
LyondellBasell Industries NV - Class A	7,538	502,408
Mosaic Co.	6,771	161,827
NewMarket Corp.	1,719	1,329,784
PPG Industries, Inc.	15,414	1,741,474
RPM International, Inc.	3,512	372,167
Scotts Miracle-Gro Co.	44,523	2,626,857
Solstice Advanced Materials, Inc.	1,505	126,766
Westlake Corp.	971	84,312
		19,000,968

Commercial Services & Supplies - 1.0%
Clean Harbors, Inc. (a)	1,308	367,587
Copart, Inc. (a)	7,722	253,050

MSA Safety, Inc.	940	155,852
RB Global, Inc.	12,174	1,294,705
Republic Services, Inc.	19,717	3,952,076
Rollins, Inc.	79,312	3,775,251
Tetra Tech, Inc.	6,235	171,400
Veralto Corp.	4,282	352,109
Waste Connections, Inc.	4,762	709,633
		11,031,663

Communications Equipment - 0.7%
Ciena Corp. (a)	3,442	1,997,152
F5, Inc. (a)	6,408	2,457,148
Lumentum Holdings, Inc. (a)	3,539	3,025,703
Viavi Solutions, Inc. (a)	4,265	207,108
		7,687,111

Construction & Engineering - 3.0%
AECOM	2,930	203,254
API Group Corp. (a)	7,566	310,206
Comfort Systems USA, Inc.	4,597	8,404,281
Dycom Industries, Inc. (a)	719	366,690
EMCOR Group, Inc.	12,858	10,631,252
Fluor Corp. (a)	5,195	237,723
MasTec, Inc. (a)	14,256	5,394,043
Quanta Services, Inc.	9,767	6,951,467
Sterling Infrastructure, Inc. (a)	456	392,543
Valmont Industries, Inc.	232	120,596
		33,012,055

Construction Materials - 0.3%
Amrize Ltd.	25,888	1,408,049
Eagle Materials, Inc.	996	220,295
James Hardie Industries PLC (a)	4,003	93,190
Martin Marietta Materials, Inc.	1,502	873,623
Vulcan Materials Co.	3,090	874,223
		3,469,380

Consumer Finance - 0.4%
Ally Financial, Inc.	9,368	401,044
Credit Acceptance Corp. (a)	2,304	1,321,667
OneMain Holdings, Inc.	3,794	209,846
SoFi Technologies, Inc. (a)	27,664	504,038
Synchrony Financial	21,144	1,510,527
		3,947,122

Consumer Staples Distribution & Retail - 1.5%
BJ's Wholesale Club Holdings, Inc. (a)	3,472	296,092
Casey's General Stores, Inc.	5,156	3,955,374
Dollar General Corp.	6,526	721,841
Dollar Tree, Inc. (a)	6,121	712,729
Koninklijke Ahold Delhaize NV	36,349	1,533,501
Kroger Co.	10,726	666,621
Maplebear, Inc. (a)	4,529	180,254
Performance Food Group Co. (a)	3,655	358,885
Sprouts Farmers Market, Inc. (a)	3,339	275,868
Sysco Corp.	37,188	2,819,222
Target Corp.	14,547	1,848,487
US Foods Holding Corp. (a)	38,372	3,140,748

		16,509,622

Containers & Packaging - 1.0%
AptarGroup, Inc.	1,710	198,104
Avery Dennison Corp.	2,048	325,775
Ball Corp.	34,347	1,877,751
Crown Holdings, Inc.	2,937	279,250
International Paper Co.	10,217	341,963
Packaging Corp. of America	33,631	7,362,162
Smurfit Westrock PLC	8,529	350,968
		10,735,973

Distributors - 0.3%
Genuine Parts Co.	2,926	288,796
LKQ Corp.	5,118	138,800
Pool Corp.	17,061	3,094,866
		3,522,462

Diversified Consumer Services - 0.2%
Frontdoor, Inc. (a)	22,886	1,420,534
Service Corp. International	3,549	266,849
		1,687,383

Diversified Telecommunication Services - 0.0% (b)
Iridium Communications, Inc.	12	621

Electric Utilities - 2.1%
Alliant Energy Corp.	3,831	274,338
Duke Energy Corp.	16,264	1,996,081
Edison International	7,745	541,685
Entergy Corp.	19,093	2,082,092
Evergy, Inc.	41,938	3,440,594
Eversource Energy	30,748	2,099,166
Exelon Corp.	18,988	866,612
FirstEnergy Corp.	27,472	1,274,426
IDACORP, Inc.	525	73,642
NRG Energy, Inc.	6,655	892,302
OGE Energy Corp.	34,306	1,620,272
PG&E Corp.	38,527	629,531
Pinnacle West Capital Corp.	2,502	249,549
PPL Corp.	48,788	1,726,607
Xcel Energy, Inc.	61,883	4,919,699
		22,686,596

Electrical Equipment - 3.8%
Acuity, Inc.	985	300,533
AMETEK, Inc.	66,394	14,995,085
Bloom Energy Corp. - Class A (a)	3,606	1,027,710
Forgent Power Solutions, Inc. (a)	39,490	2,158,523
Generac Holdings, Inc. (a)	8,285	2,302,484
Hubbell, Inc.	1,304	617,588
Nextpower, Inc. - Class A (a)	4,361	682,060
nVent Electric PLC	2,559	427,327
Regal Rexnord Corp.	5,944	1,199,262
Rockwell Automation, Inc.	8,240	3,716,734
Sensata Technologies Holding PLC	94,376	4,661,231
Vertiv Holdings Co. - Class A	27,825	8,784,631
		40,873,168

Electronic Equipment, Instruments & Components - 5.9%
Advanced Energy Industries, Inc.	6,174	1,865,659
Arrow Electronics, Inc. (a)	25,636	5,502,255
CDW Corp.	30,204	3,789,092
Celestica, Inc. (a)	8,619	3,321,676
Cognex Corp.	45,360	2,986,956
Coherent Corp. (a)	11,565	4,180,401
Fabrinet (a)	1,113	728,080
Flex Ltd. (a)	72,007	10,857,215
Jabil, Inc.	5,840	2,129,030
Keysight Technologies, Inc. (a)	34,759	11,760,012
Littelfuse, Inc.	309	144,263
Ralliant Corp.	22,110	1,367,946
Sanmina Corp. (a)	6,209	1,612,664
TD SYNNEX Corp.	1,367	357,170
TE Connectivity PLC	9,616	2,052,151
Teledyne Technologies, Inc. (a)	13,991	8,672,041
TTM Technologies, Inc. (a)	1,981	344,139
Vontier Corp.	41,391	1,174,677
Zebra Technologies Corp. - Class A (a)	7,899	1,924,433
		64,769,860

Energy Equipment & Services - 1.9%
Archrock, Inc.	1,301	43,570
Baker Hughes Co.	85,809	5,481,479
Cactus, Inc. - Class A	14,817	859,979
Halliburton Co.	22,911	890,092
Helmerich & Payne, Inc.	37,019	1,412,275
Noble Corp. PLC	3,145	146,180
NOV, Inc.	7,855	156,786
SLB Ltd.	82,571	4,504,248
TechnipFMC PLC	104,405	7,143,390
Transocean Ltd. (a)	22,096	136,774
Weatherford International PLC	1,658	171,835
		20,946,608

Entertainment - 0.6%
Electronic Arts, Inc.	5,100	1,028,772
Live Nation Entertainment, Inc. (a)	13,225	2,227,222
Roku, Inc. (a)	3,296	429,073
Take-Two Interactive Software, Inc. (a)	1,710	383,314
TKO Group Holdings, Inc.	6,943	1,424,565
Warner Bros Discovery, Inc. (a)	55,673	1,503,728
		6,996,674

Financial Services - 1.2%
Block, Inc. (a)	6,000	454,320
Corpay, Inc. (a)	8,826	3,193,247
Equitable Holdings, Inc.	6,054	250,333
Essent Group Ltd.	2,889	167,244
Global Payments, Inc.	21,732	1,640,983
Jack Henry & Associates, Inc.	35,580	4,850,266
MGIC Investment Corp.	8,484	213,966
Rocket Cos., Inc. - Class A (a)	53,140	771,061
Voya Financial, Inc.	11,549	938,010
WEX, Inc. (a)	4,381	635,070
		13,114,500

Food Products - 0.6%
Archer-Daniels-Midland Co.	10,916	870,879
Bunge Global SA	4,406	543,260
Cal-Maine Foods, Inc.	6,759	505,033
Campbell's Co.	3,481	73,484
General Mills, Inc.	10,752	363,525
Hershey Co.	2,842	551,433
Hormel Foods Corp.	5,475	127,184
Ingredion, Inc.	1,914	194,156
J M Smucker Co.	1,288	132,922
Kraft Heinz Co.	18,942	454,797
Lamb Weston Holdings, Inc.	3,618	156,225
McCormick & Co., Inc.	27,602	1,307,507
Mondelez International, Inc. - Class A	13,749	841,026
Pilgrim's Pride Corp.	1,041	29,471
Tyson Foods, Inc. - Class A	7,009	427,689
		6,578,591

Gas Utilities - 0.4%
Atmos Energy Corp.	2,933	496,058
National Fuel Gas Co.	2,171	167,710
ONE Gas, Inc.	30,974	2,407,919
Southwest Gas Holdings, Inc.	1,404	121,039
Spire, Inc.	17,837	1,467,271
UGI Corp.	3,999	139,645
		4,799,642

Ground Transportation - 2.5%
Canadian Pacific Kansas City Ltd.	13,243	1,182,471
CSX Corp.	111,169	5,031,509
JB Hunt Transport Services, Inc.	2,394	661,773
Knight-Swift Transportation Holdings, Inc.	44,918	3,397,148
Landstar System, Inc.	5,463	1,130,295
Norfolk Southern Corp.	4,035	1,230,514
Old Dominion Freight Line, Inc.	45,246	10,187,137
Ryder System, Inc.	1,543	387,061
Saia, Inc. (a)	722	341,051
U-Haul Holding Co.	3,142	163,447
U-Haul Holding. - Series N (a)	282	16,325
XPO, Inc. (a)	16,753	3,589,330
		27,318,061

Health Care Equipment & Supplies - 3.3%
Align Technology, Inc. (a)	27,715	4,848,739
Baxter International, Inc.	8,763	164,569
Becton Dickinson & Co.	18,660	2,745,259
Cooper Cos., Inc. (a)	73,396	4,492,569
Dexcom, Inc. (a)	9,200	678,408
Edwards Lifesciences Corp. (a)	9,240	798,983
Envista Holdings Corp. (a)	48,082	1,132,331
GE HealthCare Technologies, Inc.	52,680	3,284,071
Globus Medical, Inc. - Class A (a)	36,793	3,012,611
IDEXX Laboratories, Inc. (a)	5,357	3,018,830
Insulet Corp. (a)	1,408	204,076
Masimo Corp. (a)	1,206	215,211
Medline, Inc. (a)	32,870	1,201,727
Medtronic PLC	21,418	1,580,863

ResMed, Inc.	2,878	548,461
Solventum Corp. (a)	24,773	1,856,736
STERIS PLC	9,347	1,988,387
Zimmer Biomet Holdings, Inc.	46,876	3,859,301
		35,631,132

Health Care Providers & Services - 3.7%
BrightSpring Health Services, Inc. (a)	18,328	1,130,471
Cardinal Health, Inc.	10,165	2,000,472
Cencora, Inc.	22,778	6,135,482
Centene Corp. (a)	66,825	3,982,770
Chemed Corp.	360	153,508
Cigna Group	5,184	1,438,042
DaVita, Inc. (a)	1,254	243,728
Encompass Health Corp.	12,444	1,317,197
Ensign Group, Inc.	1,675	280,814
Guardant Health, Inc. (a)	12,667	1,642,783
Henry Schein, Inc. (a)	42,847	3,281,223
Humana, Inc.	4,460	1,362,173
Labcorp Holdings, Inc.	33,679	8,758,561
McKesson Corp.	1,146	850,836
Molina Healthcare, Inc. (a)	1,734	301,022
Quest Diagnostics, Inc.	18,448	3,595,515
Tenet Healthcare Corp. (a)	13,213	2,316,503
Universal Health Services, Inc. - Class B	10,877	1,589,239
		40,380,339

Health Care Technology - 0.0% (b)
Veeva Systems, Inc. - Class A (a)	2,703	471,241

Hotels, Restaurants & Leisure - 2.3%
Aramark	5,364	286,330
Boyd Gaming Corp.	10,565	873,514
Carnival Corp. Ltd.	30,501	855,858
Cava Group, Inc. (a)	2,042	158,582
Chipotle Mexican Grill, Inc. (a)	2,738	87,233
Churchill Downs, Inc.	6,331	552,126
Darden Restaurants, Inc.	21,889	4,463,386
Dutch Bros, Inc. - Class A (a)	2,745	159,210
Expedia Group, Inc.	8,097	1,828,222
Hilton Worldwide Holdings, Inc.	18,708	6,129,863
Las Vegas Sands Corp.	8,534	431,564
Marriott International, Inc. - Class A	9,775	3,671,490
MGM Resorts International (a)	4,187	182,846
Norwegian Cruise Line Holdings Ltd. (a)	11,884	217,953
Sodexo SA	17,295	952,140
Texas Roadhouse, Inc.	1,877	339,024
Viking Holdings Ltd. (a)	29,252	2,694,402
Wyndham Hotels & Resorts, Inc.	1,970	158,112
Yum! Brands, Inc.	8,127	1,202,390
		25,244,245

Household Durables - 1.4%
Cavco Industries, Inc. (a)	1,359	729,131
DR Horton, Inc.	28,014	4,120,579
Garmin Ltd.	3,731	872,756
Installed Building Products, Inc.	745	156,435
Lennar Corp. - Class A	3,528	316,744

Lennar Corp. - Class B	140	12,331
Mohawk Industries, Inc. (a)	8,810	946,370
NVR, Inc. (a)	328	2,002,374
PulteGroup, Inc.	20,472	2,419,381
SharkNinja, Inc. (a)	863	105,191
Somnigroup International, Inc.	27,608	1,954,922
Taylor Morrison Home Corp. (a)	3,371	197,204
Toll Brothers, Inc.	2,843	393,869
TopBuild Corp. (a)	2,924	1,220,712
		15,447,999

Household Products - 0.5%
Church & Dwight Co., Inc.	5,136	491,156
Clorox Co.	2,528	227,570
Colgate-Palmolive Co.	7,567	682,014
Kimberly-Clark Corp.	35,859	3,499,838
		4,900,578

Independent Power and Renewable Electricity Producers - 0.1%
AES Corp.	15,892	233,136
Clearway Energy, Inc. - Class C	3,053	125,661
Ormat Technologies, Inc.	677	92,905
Talen Energy Corp. (a)	1,431	553,511
		1,005,213

Industrial Conglomerates - 0.1%
3M Co.	5,534	847,421

Insurance - 3.2%
Allstate Corp.	9,944	2,049,359
American Financial Group, Inc.	2,037	264,403
American International Group, Inc.	3,989	296,103
Arch Capital Group Ltd. (a)	16,561	1,479,560
Assurant, Inc.	1,601	398,441
Axis Capital Holdings Ltd.	2,543	241,407
Cincinnati Financial Corp.	3,918	616,771
CNA Financial Corp.	593	24,942
Erie Indemnity Co. - Class A	750	159,802
Everest Group Ltd.	1,199	388,512
First American Financial Corp.	20,418	1,352,284
Globe Life, Inc.	2,464	377,583
Hanover Insurance Group, Inc.	2,881	536,442
Hartford Insurance Group, Inc.	8,105	1,030,389
Kinsale Capital Group, Inc.	274	83,507
Loews Corp.	4,427	458,416
Markel Group, Inc. (a)	1,283	2,329,402
Marsh & McLennan Cos., Inc.	17,610	2,817,072
MetLife, Inc.	9,283	767,611
Old Republic International Corp.	6,129	228,183
Primerica, Inc.	1,056	285,088
Principal Financial Group, Inc.	6,087	630,735
Progressive Corp.	11,359	2,162,754
Prudential Financial, Inc.	3,262	328,288
Reinsurance Group of America, Inc.	30,014	6,025,010
RenaissanceRe Holdings Ltd.	17,718	4,967,241
Ryan Specialty Holdings, Inc.	1,629	51,884
Selective Insurance Group, Inc.	7,920	685,397
Travelers Cos., Inc.	3,677	1,073,279

Unum Group	3,390	282,150
W R Berkley Corp.	6,228	395,727
Willis Towers Watson PLC	8,940	2,232,050
		35,019,792

Interactive Media & Services - 0.0% (b)
Pinterest, Inc. - Class A (a)	14,356	287,838

IT Services - 2.4%
Akamai Technologies, Inc. (a)	62,358	9,325,015
Amdocs Ltd.	25,915	1,631,868
Cloudflare, Inc. - Class A (a)	14,683	3,550,643
Cognizant Technology Solutions Corp. - Class A	35,179	1,961,405
EPAM Systems, Inc. (a)	7,899	809,332
Gartner, Inc. (a)	1,442	233,892
GoDaddy, Inc. - Class A (a)	3,417	293,281
MongoDB, Inc. (a)	6,321	2,121,012
Snowflake, Inc. (a)	4,146	1,059,510
Twilio, Inc. - Class A (a)	25,765	4,911,840
		25,897,798

Leisure Products - 0.0% (b)
Hasbro, Inc.	1,451	125,033

Life Sciences Tools & Services - 2.4%
Agilent Technologies, Inc.	24,902	3,374,968
Bio-Rad Laboratories, Inc. - Class A (a)	7,211	2,253,293
Bio-Techne Corp.	3,151	162,844
Charles River Laboratories International, Inc. (a)	1,048	189,384
Illumina, Inc. (a)	2,883	469,814
IQVIA Holdings, Inc. (a)	36,633	6,674,899
Medpace Holdings, Inc. (a)	711	317,895
Mettler-Toledo International, Inc. (a)	903	1,066,064
QIAGEN NV	71,148	2,603,305
Waters Corp. (a)	3,569	1,368,961
West Pharmaceutical Services, Inc.	24,864	8,026,348
		26,507,775

Machinery - 5.6%
AGCO Corp.	969	108,799
Allison Transmission Holdings, Inc.	14,553	1,652,202
Cummins, Inc.	9,915	6,411,337
Donaldson Co., Inc.	3,347	274,019
Dover Corp.	25,819	5,457,104
ESCO Technologies, Inc.	5,190	1,514,961
Flowserve Corp.	928	70,073
Fortive Corp.	16,065	936,911
Gates Industrial Corp. PLC (a)	9,124	236,494
Graco, Inc.	4,391	331,301
IDEX Corp.	2,892	609,720
Ingersoll Rand, Inc.	6,949	497,826
ITT, Inc.	20,374	3,972,930
JBT Marel Corp.	1,072	144,066
Lincoln Electric Holdings, Inc.	5,935	1,534,138
Middleby Corp. (a)	1,292	200,273
Mueller Industries, Inc.	3,703	476,206
Nordson Corp.	14,754	4,239,267
Oshkosh Corp.	8,567	1,113,710

PACCAR, Inc.	18,269	2,016,350
Parker-Hannifin Corp.	1,135	958,655
Pentair PLC	57,893	4,101,140
RBC Bearings, Inc. (a)	3,859	2,207,194
Snap-on, Inc.	10,366	3,847,963
SPX Technologies, Inc. (a)	7,814	1,692,981
Stanley Black & Decker, Inc.	12,299	976,787
Timken Co.	5,387	689,428
Toro Co.	9,632	865,724
Watts Water Technologies, Inc. - Class A	6,107	1,886,941
Westinghouse Air Brake Technologies Corp.	45,005	11,753,506
Xylem, Inc.	5,043	552,410
		61,330,416

Marine Transportation - 0.0% (b)
Kirby Corp. (a)	203	28,540

Media - 0.3%
Charter Communications, Inc. - Class A (a)	1,980	285,219
EchoStar Corp. - Class A (a)	2,173	280,730
Fox Corp. - Class A	5,310	339,415
Fox Corp. - Class B	3,277	188,067
New York Times Co. - Class A	4,023	302,570
News Corp. - Class A	10,644	277,808
News Corp. - Class B	3,179	94,798
Nexstar Media Group, Inc.	721	128,648
Paramount Skydance Corp.	17,211	182,609
Publicis Groupe SA	9,993	975,731
		3,055,595

Metals & Mining - 1.2%
Alcoa Corp.	4,645	360,638
Cleveland-Cliffs, Inc. (a)	12,812	174,243
Coeur Mining, Inc.	4,442	85,819
Commercial Metals Co.	17,970	1,366,619
Hecla Mining Co.	511	9,080
Hudbay Minerals, Inc.	28,073	818,609
MP Materials Corp. (a)	1,918	124,095
Nucor Corp.	5,090	1,272,500
Reliance, Inc.	11,551	4,398,274
Royal Gold, Inc.	1,705	382,738
Steel Dynamics, Inc.	11,126	2,894,429
Warrior Met Coal, Inc.	6,268	592,577
		12,479,621

Multi-Utilities - 0.9%
Ameren Corp.	4,001	431,988
CenterPoint Energy, Inc.	18,106	765,159
CMS Energy Corp.	4,159	301,819
Consolidated Edison, Inc.	5,715	603,675
DTE Energy Co.	16,647	2,378,357
NiSource, Inc.	3,398	157,056
Northwestern Energy Group, Inc.	21,079	1,488,388
Public Service Enterprise Group, Inc.	6,628	521,292
WEC Energy Group, Inc.	26,496	2,942,381
		9,590,115

Oil, Gas & Consumable Fuels - 3.7%

Antero Midstream Corp.	9,335	195,662
Antero Resources Corp. (a)	6,133	219,255
APA Corp.	9,852	358,908
Cheniere Energy, Inc.	12,613	2,836,159
Chord Energy Corp.	1,468	193,585
Devon Energy Corp.	117,770	5,239,583
Diamondback Energy, Inc.	40,668	7,787,109
DT Midstream, Inc.	2,560	358,349
Enterprise Products Partners LP	61,913	2,277,779
EQT Corp.	55,135	3,028,566
Expand Energy Corp.	6,181	574,709
Hess Midstream LP - Class A	1,866	69,975
HF Sinclair Corp.	5,097	356,229
Kinetik Holdings, Inc.	233	10,706
Marathon Petroleum Corp.	8,274	2,058,323
Matador Resources Co.	3,153	169,001
Murphy Oil Corp.	30,793	1,114,399
Occidental Petroleum Corp.	19,638	1,112,100
ONEOK, Inc.	5,721	480,221
Ovintiv, Inc.	8,564	479,927
Permian Resources Corp.	113,882	2,189,951
Phillips 66	17,563	3,088,980
Range Resources Corp.	44,637	1,738,611
SM Energy Co.	6,106	187,515
Targa Resources Corp.	12,977	3,310,043
Texas Pacific Land Corp.	1,625	638,625
Uranium Energy Corp. (a)	3,800	52,326
Viper Energy, Inc. - Class A	3,968	180,544
		40,307,140

Passenger Airlines - 0.4%
Delta Air Lines, Inc.	17,253	1,423,028
Southwest Airlines Co.	39,439	1,693,905
United Airlines Holdings, Inc. (a)	8,069	926,321
		4,043,254

Personal Care Products - 0.1%
Estee Lauder Cos., Inc. - Class A	6,166	548,466
Kenvue, Inc.	54,819	947,272
		1,495,738

Pharmaceuticals - 0.4%
Elanco Animal Health, Inc. (a)	12,769	304,541
Jazz Pharmaceuticals PLC (a)	1,744	412,438
Royalty Pharma PLC - Class A	54,754	3,053,083
Viatris, Inc.	33,435	543,653
Zoetis, Inc.	2,517	195,546
		4,509,261

Professional Services - 1.6%
Booz Allen Hamilton Holding Corp.	3,164	250,526
Broadridge Financial Solutions, Inc.	12,706	1,953,166
CACI International, Inc. - Class A (a)	2,809	1,442,450
Equifax, Inc.	31,812	5,274,111
Exponent, Inc.	47,228	2,754,337
Genpact Ltd.	1,869	61,584
Leidos Holdings, Inc.	6,193	791,465
Paycom Software, Inc.	847	118,300

Verisk Analytics, Inc.	29,216	5,112,508
		17,758,447

Real Estate Management & Development - 0.6%
CBRE Group, Inc. - Class A (a)	43,307	5,415,107
CoStar Group, Inc. (a)	8,580	276,276
Jones Lang LaSalle, Inc. (a)	1,186	334,820
		6,026,203

Semiconductors & Semiconductor Equipment - 5.9%
Amkor Technology, Inc.	4,189	291,387
Applied Materials, Inc.	8,749	3,937,575
Cerebras Systems, Inc. - Class A (a)	3,493	827,806
Cirrus Logic, Inc. (a)	1,009	171,480
Entegris, Inc.	38,763	5,379,917
First Solar, Inc. (a)	2,215	679,540
GLOBALFOUNDRIES, Inc. (a)	2,010	160,740
Infineon Technologies AG	18,696	1,768,925
Lattice Semiconductor Corp. (a)	38,380	5,644,930
MACOM Technology Solutions Holdings, Inc. (a)	14,470	5,276,341
Marvell Technology, Inc.	7,091	1,453,655
Microchip Technology, Inc.	26,283	2,487,686
MKS, Inc.	11,090	3,596,043
Monolithic Power Systems, Inc.	10,412	16,307,379
NXP Semiconductors NV	7,995	2,569,193
ON Semiconductor Corp. (a)	10,363	1,249,985
Onto Innovation, Inc. (a)	1,390	358,954
Qnity Electronics, Inc.	5,094	794,664
Qorvo, Inc. (a)	2,228	230,732
Rambus, Inc. (a)	2,785	405,106
Skyworks Solutions, Inc.	40,586	3,159,620
Teradyne, Inc.	19,595	7,334,604
		64,086,262

Software - 0.9%
Appfolio, Inc. - Class A (a)	358	57,699
Bentley Systems, Inc. - Class B	5,249	171,327
Circle Internet Group, Inc. (a)	1,974	223,062
Clear Secure, Inc. - Class A	272	15,082
Datadog, Inc. - Class A (a)	4,307	1,065,336
Docusign, Inc. (a)	5,254	275,940
Gen Digital, Inc.	59,435	1,532,829
InterDigital, Inc.	4,735	1,193,646
Manhattan Associates, Inc. (a)	1,732	259,887
Nebius Group NV (a)	4,849	1,120,555
PTC, Inc. (a)	442	61,319
Riot Platforms, Inc. (a)	9,283	251,662
Synopsys, Inc. (a)	6,850	3,257,997
UiPath, Inc. - Class A (a)	10,204	119,591
Workday, Inc. - Class A (a)	666	97,363
Zoom Communications, Inc. - Class A (a)	5,495	558,237
		10,261,532

Specialty Retail - 3.0%
AutoNation, Inc. (a)	919	172,515
AutoZone, Inc. (a)	672	1,972,448
Best Buy Co., Inc.	4,773	372,055
Burlington Stores, Inc. (a)	1,870	605,562

Chewy, Inc. - Class A (a)	646	14,561
Dick's Sporting Goods, Inc.	1,771	403,027
GameStop Corp. - Class A (a)	8,052	170,541
Gap, Inc.	9,155	193,628
Lithia Motors, Inc.	711	206,823
Murphy USA, Inc.	3,004	1,520,114
Penske Automotive Group, Inc.	458	76,656
Ross Stores, Inc.	72,551	16,812,243
TJX Cos., Inc.	15,941	2,466,870
Tractor Supply Co.	14,058	443,249
Ulta Beauty, Inc. (a)	7,044	3,584,339
Valvoline, Inc. (a)	30,583	1,032,176
Williams-Sonoma, Inc.	11,060	2,251,484
		32,298,291

Technology Hardware, Storage & Peripherals - 0.8%
Hewlett Packard Enterprise Co.	18,193	783,027
HP, Inc.	51,026	1,379,743
NetApp, Inc.	19,045	3,319,353
Pure Storage, Inc. - Class A (a)	6,855	545,041
Super Micro Computer, Inc. (a)	10,433	480,857
Western Digital Corp.	4,721	2,507,842
		9,015,863

Textiles, Apparel & Luxury Goods - 0.5%
Amer Sports, Inc. (a)	3,673	130,685
Birkenstock Holding PLC (a)	485	21,859
Columbia Sportswear Co.	6	397
Deckers Outdoor Corp. (a)	4,350	495,247
Levi Strauss & Co. - Class A	2,594	60,181
Lululemon Athletica, Inc. (a)	2,743	359,827
Ralph Lauren Corp.	10,166	3,699,407
Tapestry, Inc.	5,965	867,669
VF Corp.	8,709	149,621
		5,784,893

Trading Companies & Distributors - 1.2%
Applied Industrial Technologies, Inc.	1,152	349,989
Bunzl PLC	82,004	2,594,393
Core & Main, Inc. - Class A (a)	5,532	273,557
Fastenal Co.	18,310	809,302
Ferguson Enterprises, Inc.	3,437	776,659
GATX Corp.	15,132	2,558,519
MSC Industrial Direct Co., Inc. - Class A	29,000	3,174,630
QXO, Inc. (a)	14,124	243,639
Sunbelt Rentals Holdings, Inc.	12,408	974,884
Watsco, Inc.	825	302,857
WESCO International, Inc.	1,423	513,945
		12,572,374
TOTAL COMMON STOCKS (Cost $829,429,229)		1,033,329,826

REAL ESTATE INVESTMENT TRUSTS - 2.9%	Shares	Value
Health Care REITs - 0.3%
CareTrust REIT, Inc.	18,023	735,699
Healthpeak Properties, Inc.	60,860	1,165,469
Ventas, Inc.	14,286	1,206,024
		3,107,192

Industrial REITs - 0.3%
Americold Realty Trust, Inc.	102,402		1,606,687
EastGroup Properties, Inc.	7,223		1,458,396
			3,065,083

Office REITs - 0.2%
BXP, Inc.	32,629		1,958,066

Residential REITs - 0.5%
Equity LifeStyle Properties, Inc.	15,140		935,198
Equity Residential	44,706		2,926,008
Essex Property Trust, Inc.	5,493		1,497,611
			5,358,817

Retail REITs - 0.7%
Agree Realty Corp.	9,132		677,138
Realty Income Corp.	38,767		2,375,642
Regency Centers Corp.	29,095		2,250,498
Simon Property Group, Inc.	12,756		2,613,832
			7,917,110

Specialized REITs - 0.9%
American Tower Corp.	8,260		1,544,290
Extra Space Storage, Inc.	5,285		762,678
Iron Mountain, Inc.	15,748		2,019,681
Lamar Advertising Co. - Class A	11,979		1,826,318
Public Storage	4,122		1,251,810
SBA Communications Corp.	8,905		1,809,140
VICI Properties, Inc.	40,672		1,147,764
			10,361,681
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $30,657,682)			31,767,949

PREFERRED STOCKS - 0.1%	Shares		Value
Household Products - 0.1%
Henkel AG & Co. KGaA, 0.00%	9,480		736,225
TOTAL PREFERRED STOCKS (Cost $753,060)			736,225

WARRANTS - 0.0% (b)	Contracts		Value
Specialty Retail - 0.0% (b)
GameStop Corp., Expires 10/30/2026, Exercise Price $32.00 (a)	805		2,616
TOTAL WARRANTS (Cost $0)			2,616

RIGHTS - 0.0% (b)	Shares		Value
Capital Markets - 0.0% (b)
TPG, Inc., Expires 04/08/2027, Exercise Price $3.00 (a)(c)	3,968		40
TOTAL RIGHTS (Cost $0)			40

SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 2.4%	Shares		Value
Dreyfus Treasury Securities Cash Management - Institutional Class, 3.51% (d)	951		951
First American Government Obligations Fund - Class X, 3.55% (d)	26,679,942		26,679,941
TOTAL MONEY MARKET FUNDS (Cost $26,680,892)			26,680,892

TOTAL INVESTMENTS - 100.3% (Cost $887,520,863)			1,092,517,548
Liabilities in Excess of Other Assets - (0.3)%		(0.00267)	(2,910,964)
TOTAL NET ASSETS - 100.0%			$ 1,089,606,584

Percentages are stated as a percent of net assets.

REIT - Real Estate Investment Trust
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by the Adviser.

(a)	Non-income producing security.
(b)	Represents less than 0.05% of net assets.
(c)
Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $40 or 0.0% of net assets as of May 31, 2026.

(d)	The rate shown represents the 7-day annualized yield as of May 31, 2026.

Column Mid Cap Fund
Schedule of Forward Currency Contracts
May 31, 2026 (Unaudited)

Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation (Depreciation)
Bank of America	06/26/2026	GBP	416,073	USD	557,701	$ 2,596
Bank of America	06/26/2026	USD	157,659	CAD	216,099	720
Bank of America	06/26/2026	USD	415,304	GBP	308,252	201
Bank of America	06/26/2026	USD	710,200	JPY	112,117,550	4,600
Bank of America	06/26/2026	USD	728,831	JPY	115,251,500	3,507
Morgan Stanley	06/26/2026	EUR	594,435	USD	693,461	738
Morgan Stanley	06/26/2026	USD	39,556	CAD	53,954	373
Morgan Stanley	06/26/2026	USD	899,814	EUR	769,913	686
Bank of America	06/26/2026	JPY	48,419,825	USD	305,531	(806)
Bank of America	06/26/2026	USD	3,156,684	GBP	2,363,133	(25,588)
Citibank Global Markets, Inc.	06/26/2026	CAD	28,354	USD	20,928	(337)
Citibank Global Markets, Inc.	06/26/2026	EUR	158,172	USD	185,594	(876)
Citibank Global Markets, Inc.	06/26/2026	USD	554,396	CAD	767,414	(2,928)
Morgan Stanley	06/26/2026	EUR	465,578	USD	547,030	(3,314)
Morgan Stanley	06/26/2026	USD	7,622,266	EUR	6,564,494	(43,952)
UBS AG	06/26/2026	EUR	188,637	USD	221,451	(1,155)
UBS AG	06/26/2026	USD	297,796	CAD	411,913	(1,351)
Net Unrealized Appreciation (Depreciation)						$ (66,886)

CAD - Canadian Dollar
EUR - Euro
GBP - British Pound
JPY - Japanese Yen
USD - United States Dollar

Smmary of Fair Value Disclosure as of May 31, 2026 (Unaudited)

Column Mid Cap Fund has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.
The following is a summary of the fair valuation hierarchy of the Fund’s securities as of May 31, 2026:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks	$ 1,021,167,432	$ 12,162,394	$ –	$ 1,033,329,826
Real Estate Investment Trusts	31,767,949	–	–	31,767,949
Preferred Stocks	–	736,225	–	736,225
Warrants	2,616	–	–	2,616
Rights	–	–	40	40
Money Market Funds	26,680,892	–	–	26,680,892
Total Investments	$ 1,079,618,889	$ 12,898,619	$ 40	$ 1,092,517,548

Other Financial Instruments:
Forward Currency Contracts *	$ –	$ 13,421	$ –	$ 13,421
Total Other Financial Instruments	$ –	$ 13,421	$ –	$ 13,421

Liabilities:
Other Financial Instruments:
Forward Currency Contracts *	$ –	$ (80,307)	$ –	$ (80,307)
Total Other Financial Instruments	$ –	$ (80,307)	$ –	$ (80,307)

* The fair value of the Fund's investment represents the unrealized appreciation (depreciation) as of May 31, 2026.

Refer to the Schedule of Investments for further disaggregation of investment categories.